Financial risk management (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [table]
Balance at beginning of period	$ (502)	$ (3,160)
Effective portion of changes in fair value recognized in other comprehensive income	(6,210)	2,320
Reclassified to the statements of profit or loss	888	828
Ineffective portion recognized in other comprehensive income		(490)
Balance at end of period	(5,824)	(502)
Export Credit Note [Member]
Disclosure of detailed information about hedges [table]
Balance at beginning of period	(442)	(2,596)
Effective portion of changes in fair value recognized in other comprehensive income	(4,905)	2,078
Reclassified to the statements of profit or loss	888	76
Ineffective portion recognized in other comprehensive income		0
Balance at end of period	(4,459)	(442)
Advance On Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [table]
Balance at beginning of period	(60)	(564)
Effective portion of changes in fair value recognized in other comprehensive income	(1,305)	242
Reclassified to the statements of profit or loss	0	752
Ineffective portion recognized in other comprehensive income		(490)
Balance at end of period	$ (1,365)	$ (60)